Current and Deferred taxes (Details 4) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Interests and adjustments	$ 9,531	$ 9,384
Non-recurring charge-offs	15,325	13,389
Assets received in lieu of payment	1,214	785
Exchange rate adjustments		1,675
Property, plant and equipment valuation	6,381	6,138
Allowance for loan losses	188,956	184,488
Provision for expenses	89,098	63,134
Derivatives		3,924
Leased assets	116,226	107,897
Subsidiaries tax losses	5,416	5,314
Prepaid expenses		156
Right of use assets	249
Total deferred tax assets	432,396	396,284
Deferred tax liabilities
Valuation of investments	(17,518)	(42)
Prepaid expenses	(20,347)	(349)
Depreciation
Valuation provision	(6,058)	(5,989)
Derivatives	(36,512)
Exchange rate adjustments	(2,817)	(3,383)
Other	(75)	(20)
Total deferred tax liabilities	$ 83,327	$ 9,783